Sensitivities - Schedule of sensitivities on areas of estimation uncertainty (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other environment related provision | Change in the real discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 155	£ 173
Change in risk variable, impact on net assets	£ 155	£ 173
Other environment related provision | Change in estimated future cash flows
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	20.00%	20.00%
Change in risk variable, impact on income statement	£ 413	£ 462
Change in risk variable, impact on net assets	413	462
UK | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	20	22
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	920	1,147
UK | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	6	8
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	701	902
UK | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	1	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	52	81
UK | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	0	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	320	402
UK | Pensions | Value of buy-in policies offset to actuarial assumption of discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(288)	(171)
UK | Pensions | Value of buy-in policies offset to actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(211)	(150)
UK | Pensions | Value of buy-in policies and longevity swap offset to actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	£ (109)	£ (126)
UK | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year	1 year
US | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 18	£ 18
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	784	801
US | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	3	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	46	37
US | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	2	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	181	288
US | Assumed US healthcare cost trend rates change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	19	18
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 245	£ 276
US | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
US | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	1.00%	1.00%
US | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year	1 year
US | Pensions | Assumed US healthcare cost trend rates change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%